Investments in Associates and Joint Ventures - Additional Information (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure of associates [line items]
Investment in associates	£ 59	£ 27	£ 19
Cost of shares less goodwill written off on acquisitions	1,239	1,196
Group's share of post acquisition reserves	£ 1,770	£ 1,628
Moet Hennessy [member]
Disclosure of associates [line items]
Ownership interest in associate	34.00%
Country of incorporation of Associate	France
Moet Hennessy [member] | Uk Pound [member] | Fair value [member]
Disclosure of associates [line items]
Average exchange rate	1	1
Moet Hennessy [member] | Euro [member]
Disclosure of associates [line items]
Closing exchange rate	1.13	1.16	1.34
Moet Hennessy [member] | Euro [member] | Fair value [member]
Disclosure of associates [line items]
Closing exchange rate	1.13	1.14
Moet Hennessy [member] | Sterling [member]
Disclosure of associates [line items]
Average exchange rate	1	1	1